UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08364

Buffalo Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2006

Date of reporting period: June 30, 2005

Item 1. Schedule of Investments.

Buffalo Balanced Fund
Schedule of Investments
June 30, 2005 (Unaudited)

Shares or
Face Amount		Value
	COMMON STOCKS - 53.70%
	Consumer Discretionary - 1.46%
	Automobiles - 0.48%
20,000	General Motors Corp.	$680,000

	Hotels, Restaurants & Leisure - 0.98%
30,000	Argosy Gaming Co. (a)	1,398,300
	Total Consumer Discretionary	2,078,300

	Consumer Staples - 9.70%
	Beverages - 2.29%
10,800	Anheuser-Busch Companies, Inc.	494,100
34,000	The Coca-Cola Co.	1,419,500
25,000	PepsiCo, Inc.	1,348,250
		3,261,850

	Food & Staples Retailing - 0.63%
20,000	Costco Wholesale Corp.	896,400

	Food Products - 5.73%
25,000	Campbell Soup Co.	769,250
75,000	ConAgra Foods, Inc.	1,737,000
35,000	General Mills, Inc.	1,637,650
30,000	H.J. Heinz Co.	1,062,600
30,000	Kellogg Co.	1,333,200
30,000	Sara Lee Corp.	594,300
15,000	Wm. Wrigley Jr. Co.	1,032,600
		8,166,600

	Household Products - 1.05%
30,000	Colgate-Palmolive Co.	1,497,300
	Total Consumer Staples	13,822,150

	Energy - 18.47%
	Energy Equipment & Services - 0.07%
11,742	Eagle Geophysical, Inc. (a)	100,570

	Oil & Gas - 18.40%
10,000	Amerada Hess Corp.	1,065,100
25,000	Anadarko Petroleum Corp.	2,053,750
25,000	Apache Corp.	1,615,000
40,000	BP PLC, ADR	2,495,200
55,000	ChevronTexaco Corp.	3,075,600
90,000	ConocoPhillips	5,174,100
45,000	Exxon Mobil Corp.	2,586,150
40,000	Frontier Oil Corp.	1,174,000
29,861	Kerr-McGee Corp.	2,278,693
35,000	Marathon Oil Corp.	1,867,950
60,000	Suncor Energy, Inc.	2,839,200
		26,224,743
	Total Energy	26,325,313

	Financials - 11.00%
	Commercial Banks - 3.16%
45,000	Bank of America Corp.	2,052,450
25,000	KeyCorp	828,750
10,000	Marshall & Ilsley Corp.	444,500
10,000	Northern Trust Corp.	455,900
20,000	Wilmington Trust Corp.	720,200
		4,501,800

	Diversified Financial Services - 3.10%
50,000	Citigroup Inc.	2,311,500
25,000	JPMorgan Chase & Co.	883,000
10,000	PNC Financial Services Group	544,600
20,000	Regions Financial Corp.	677,600
		4,416,700

	Insurance - 3.32%
30,000	The Allstate Corp.	1,792,500
15,000	The Chubb Corp.	1,284,150
30,000	Cincinnati Financial Corp.	1,186,800
10,000	Lincoln National Corp.	469,200
		4,732,650

	Thrifts & Mortgage Finance - 1.42%
50,000	Washington Mutual, Inc.	2,034,500
	Total Financials	15,685,650

	Health Care - 3.74%
	Health Care Equipment & Supplies - 0.65%
25,000	Baxter International Inc.	927,500

	Pharmaceuticals - 3.09%
25,000	Abbott Laboratories	1,225,250
25,000	GlaxoSmithKline PLC, ADR	1,212,750
20,000	Johnson & Johnson	1,300,000
15,000	Wyeth	667,500
		4,405,500
	Total Health Care	5,333,000

	Industrials - 6.18%
	Aerospace & Defense - 2.72%
30,000	Lockheed Martin Corp.	1,946,100
35,000	Northrop Grumman Corp.	1,933,750
		3,879,850

	Air Freight & Logistics - 0.29%
5,000	FedEx Corp.	405,050

	Airlines - 0.49%
50,000	Southwest Airlines Co.	696,500

	Commercial Services & Supplies - 1.22%
40,000	Pitney Bowes Inc.	1,742,000

	Industrial Conglomerates - 1.46%
60,000	General Electric Co.	2,079,000
	Total Industrials	8,802,400

	Information Technology - 2.57%
	Computers & Peripherals - 0.78%
15,000	International Business Machines Corp.	1,113,000

	Semiconductor & Semiconductor Equipment - 0.92%
50,000	Intel Corp.	1,303,000

	Software - 0.87%
50,000	Microsoft Corp.	1,242,000
	Total Information Technology	3,658,000

	Utilities - 0.58%
	Multi-Utilities & Unregulated Power - 0.58%
10,000	Kinder Morgan, Inc.	832,000
	Total Utilities	832,000

	TOTAL COMMON STOCKS (Cost $62,707,130)	76,536,813

	CONVERTIBLE PREFERRED STOCKS - 2.16%
	Materials - 2.16%
	Chemicals - 0.81%
53,500	ICO, Inc. (a)	1,148,378

	Construction Materials - 1.35%
40,000	TXI Capital Trust I	1,928,000
	Total Materials	3,076,378

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,778,140)	3,076,378

	CORPORATE BONDS - 23.80%
	Consumer Discretionary - 11.21%
	Automobiles - 4.86%
	Ford Motor Company
4,000,000	7.450%, 07/16/2031	3,347,808
	General Motors Acceptance Corp.
4,000,000	8.000%, 11/01/2031	3,578,448
		6,926,256

	Hotels, Restaurants & Leisure - 0.81%
	Circus Circus
55,000	7.625%, 07/15/2013	58,300
	John Q. Hamons Hotels
25,000	8.875%, 05/15/2012	27,375
	Mikohn Gaming Corp.
1,000,000	11.875%, 08/15/2008	1,075,000
		1,160,675

	Media - 3.38%
	Charter Communications Holdings Capital Corp.
1,000,000	11.125%, 01/15/2011	752,500
4,000,000	8.750%, 11/15/2013	3,960,000
	Fisher Communications, Inc.
100,000	8.625%, 09/15/2014	106,625
		4,819,125

	Textiles, Apparel & Luxury Goods - 2.16%
	Interface, Inc.
3,000,000	9.500%, 02/01/2014	3,075,000
	Total Consumer Discretionary	15,981,056

	Consumer Staples - 0.58%
	Food Products - 0.58%
	Pilgrim's Pride Corp.
500,000	9.625%, 09/15/2011	548,750
250,000	9.250%, 11/15/2013	278,750
	Total Consumer Staples	827,500

	Energy - 6.82%
	Oil & Gas - 6.82%
	Giant Industries, Inc.
4,000,000	8.000%, 05/15/2014	4,190,000
	Swift Energy Co.
10,000	9.375%, 05/01/2012	10,825
	Tesoro Petroleum Corp.
1,250,000	9.625%, 04/01/2012	1,389,063
	United Refining Co.
4,000,000	10.500%, 08/15/2012	4,130,000
	Total Energy	9,719,888

	Health Care - 2.23%
	Health Care Equipment & Supplies - 0.10%
	Inverness Medical Innovations, Inc.
150,000	8.750%, 02/15/2012	149,625

	Pharmaceuticals - 2.13%
	Alpharma, Inc.
100,000	8.625%, 05/01/2011 (Acquired 09/09/2003, Cost $98,992) (b)	98,250
	Warner Chilcott Corp.
3,000,000	8.750%, 02/01/2015 (Acquired 01/13/2005, Cost $3,000,000) (b)	2,932,500
		3,030,750
	Total Health Care	3,180,375

	Industrials - 0.36%
	Commercial Services & Supplies - 0.36%
	Greenbrier Compainies, Inc.
500,000	8.375%, 05/15/2015 (Acquired 05/05/2005, Cost $500,000) (b)	511,250
	Philip Services, Inc.
25,644	6.000%, 04/15/2010 (a)(c)(d)(e)	2
	Total Industrials	511,252

	Materials - 2.60%
	Construction Materials - 0.61%
	Texas Industries, Inc.
750,000	10.250%, 06/15/2011	872,812

	Metals & Mining - 1.99%
	Chaparral Steel Co.
2,800,000	10.000%, 07/15/2013 (Acquired 06/29/2005, Cost $2,800,000) (b)	2,828,000
	Total Materials	3,700,812

	TOTAL CORPORATE BONDS (Cost $33,931,835)	33,920,883

	CONVERTIBLE BONDS - 9.24%
	Consumer Discretionary - 4.70%
	Media - 4.70%
	Lions Gate Entertainment Corp.
1,000,000	4.875%, 12/15/2010 (Acquired 11/28/2003, Cost $1,000,000) (b)	1,961,250
2,500,000	2.938%, 10/15/2024 (Acquired 09/29/2004, Cost $2,487,827) (b)	2,721,875
2,000,000	3.625%, 03/15/2025 (Acquired 02/18/2005, Cost $2,000,000) (b)	2,022,500
	Total Consumer Discretionary	6,705,625

	Health Care - 0.61%
	Pharmaceuticals - 0.61%
	Amylin Pharmaceuticals, Inc.
750,000	2.500%, 04/15/2011	681,562
	Axcan Pharma, Inc.
150,000	4.250%, 04/15/2008 (Acquired 02/28/2003, Cost $150,000) (b)	183,938
	Total Health Care	865,500

	Industrials - 2.00%
	Aerospace & Defense - 0.73%
	EDO Corp.
1,000,000	5.250%, 04/15/2007	1,035,000

	Airlines - 1.27%
	JetBlue Airways Corp.
1,750,000	3.750%, 03/15/2035	1,817,813

	Commercial Services & Supplies - 0.00%
	Philip Services, Inc.
775,805	3.000%, 04/15/2020 (a)(c)(d)	78
	Total Industrials	2,852,891

	Information Technology - 1.93%
	Software - 1.93%
	The BISYS Group Inc.
2,775,000	4.000%, 03/15/2006	2,754,187
	Total Information Technology	2,754,187

	TOTAL CONVERTIBLE BONDS (Cost $12,797,966)	13,178,203

	SHORT TERM INVESTMENTS - 12.41%
	Investment Company - 0.85%
1,209,080	SEI Daily Income Trust Treasury II Fund - Class B	1,209,080
	Total Investment Companies	1,209,080

	U.S. Treasury Obligations - 11.56%
	Public Finance, Taxation, And Monetary Policy - 11.56%
6,500,000	2.560%, 07/07/2005	6,497,262
10,000,000	2.880%, 07/28/2005	9,978,475
	Total U.S. Treasury Obligations	16,475,737

	TOTAL SHORT TERM INVESTMENTS (Cost $17,684,817)	17,684,817

	Total Investments (Cost $129,899,888) - 101.31%	144,397,094

	Liabilities in Excess of Other Assets - (1.31)%	(1,869,382)

	TOTAL NET ASSETS - 100.00%	$142,527,712

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
The total value of these securities amounted to $13,259,563 (9.30% of net assets) at June 30, 2005.
(c)	Security is in default at June 30, 2005.
(d)	Fair valued security. The total value of these securities amounted to $80 (0.00% of net assets) at
June 30, 2005.
(e)	Payment-in-kind security.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo Balanced Fund, Inc.

By (Signature and Title) /s/Kent W. Gasaway, President
          Kent W. Gasaway, President and Treasurer

Date  8/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* s/Kent W. Gasaway, President
          Kent W. Gasaway, President and Treasurer

Date 8/26/05

* Print the name and title of each signing officer under his or her signature.